VANECK INDIA GROWTH LEADERS ETF

SCHEDULE OF INVESTMENTS

March 31, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.1%
Automobiles & Components: 4.7%
Eicher Motors Ltd.	40,829	$1,467,043
Federal-Mogul Goetze India Ltd. *	15,557	57,898
Sona Blw Precision Forgings Ltd. 144A	84,277	425,506
UNO Minda Ltd.	54,564	319,907
		2,270,354
Banks: 17.2%
Axis Bank Ltd.	230,938	2,419,482
Bank of Baroda	541,855	1,117,621
CSB Bank Ltd. *	25,477	76,205
ICICI Bank Ltd.	228,742	2,444,438
Karnataka Bank Ltd.	88,993	147,631
State Bank of India	353,376	2,258,970
		8,464,347
Capital Goods: 11.0%
Action Construction Equipment Ltd.	9,460	46,998
AIA Engineering Ltd.	9,324	329,648
Apar Industries Ltd.	4,723	144,497
Astral Ltd.	0	0
Bharat Electronics Ltd.	1,108,628	1,319,470
Cummins India Ltd.	41,327	821,546
Data Patterns India Ltd.	3,256	54,629
Elgi Equipments Ltd.	58,161	311,238
Grindwell Norton Ltd.	14,621	334,841
Hindustan Aeronautics Ltd.	24,936	830,887
Ingersoll Rand India Ltd.	1,896	60,550
KEI Industries Ltd.	16,687	346,048
Polycab India Ltd.	17,113	601,529
Praj Industries Ltd.	36,015	149,885
Shanthi Gears Ltd.	6,058	27,119
		5,378,885
Commercial & Professional Services: 2.2%
BLS International Services Ltd.	29,603	59,890
Indian Railway Catering & Tourism Corp. Ltd.	94,153	658,038
L&T Technology Services Ltd. 144A	8,675	358,867
		1,076,795
Consumer Durables & Apparel: 0.1%
Mirza International Ltd. *	12,550	5,345
Redtape Ltd.	12,550	33,573
		38,918
Consumer Services: 0.1%
Easy Trip Planners Ltd. *	129,169	68,882
Diversified Financials: 2.4%
Shriram Finance Ltd.	77,534	1,191,941
Energy: 9.0%
Coal India Ltd.	631,394	1,645,916
Great Eastern Shipping Co. Ltd.	24,768	194,789
Oil & Natural Gas Corp. Ltd.	1,177,823	2,170,644
Oil India Ltd.	108,044	332,079
		4,343,428
Financial Services: 0.3%
Angel One Ltd.	10,744	152,680
	Number of Shares	Value
Food, Beverage & Tobacco: 7.7%
Godfrey Phillips India Ltd.	3,900	$86,590
ITC Ltd.	511,378	2,392,678
KRBL Ltd.	17,418	73,437
Radico Khaitan Ltd.	100	1,457
Varun Beverages Ltd.	70,876	1,199,215
		3,753,377
Health Care Equipment & Services: 0.3%
Rainbow Children’s Medicare Ltd.	15,678	139,767
Materials: 9.5%
Archean Chemical Industries Ltd. *	11,717	92,919
Bayer CropScience Ltd.	3,953	196,509
Deepak Fertilisers & Petrochemicals Corp. Ltd.	18,588	124,721
Fine Organic Industries Ltd.	2,539	133,450
Gravita India Ltd. *	4,787	28,327
Gujarat Fluorochemicals Ltd.	9,505	350,481
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	26,484	164,526
Gujarat State Fertilizers & Chemicals Ltd.	67,441	97,955
JK Paper Ltd.	23,240	108,291
National Aluminium Co. Ltd.	247,902	237,418
NMDC Ltd.	347,786	473,646
PI Industries Ltd.	25,892	956,742
Rain Industries Ltd.	54,647	99,385
Ramkrishna Forgings Ltd.	17,988	62,904
Sharda Cropchem Ltd.	6,549	39,160
Solar Industries India Ltd.	7,987	369,339
Sumitomo Chemical India Ltd.	38,491	200,078
Tata Chemicals Ltd.	48,218	571,876
Tinplate Co. of India Ltd.	7,956	30,243
Usha Martin Ltd.	65,311	170,854
		4,508,824
Media & Entertainment: 4.0%
Affle India Ltd. *	15,248	183,854
Brightcom Group Ltd.	402,589	71,947
Chennai Super Kings Cricket Ltd. *∞	1,298,085	1,536,868
Sun TV Network Ltd.	26,104	132,373
		1,925,042
Pharmaceuticals, Biotechnology & Life Sciences: 6.3%
Dr. Reddy’s Laboratories Ltd.	35,471	2,000,159
Granules India Ltd.	40,986	145,260
Laurus Labs Ltd. 144A	109,857	392,240
Marksans Pharma Ltd.	71,474	61,364
Zydus Lifesciences Ltd.	77,220	462,560
		3,061,583
Real Estate Management & Development: 0.8%
Oberoi Realty Ltd.	35,983	370,060
Software & Services: 24.5%
Coforge Ltd.	11,481	536,061
Happiest Minds Technologies Ltd.	21,346	200,523

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VANECK INDIA GROWTH LEADERS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Software & Services (continued)
HCL Technologies Ltd.	176,170	$2,338,758
Infosys Ltd. (ADR)	132,734	2,314,881
KPIT Technologies Ltd.	48,121	544,301
LTIMindtree Ltd. 144A	28,598	1,665,327
Persistent Systems Ltd.	16,002	902,649
Sonata Software Ltd.	23,977	244,751
Tanla Platforms Ltd.	21,497	137,345
	Number of Shares	Value
Software & Services (continued)
Tata Consultancy Services Ltd.	58,867	$2,307,458
Tata Elxsi Ltd.	10,752	782,906
		11,974,960
Total Common Stocks (Cost: $43,388,527)		48,719,843
Total Investments: 100.1% (Cost: $43,388,527)		48,719,843
Liabilities in excess of other assets: (0.1)%		(68,415)
NET ASSETS: 100.0%		$48,651,428

Definitions:

ADR	American Depositary Receipt

Footnotes:

*	Non-income producing
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $2,841,940, or 5.8% of net assets.

Restricted securities held by the Fund as of March 31, 2023 are as follows:

Summary of Investments by Sector	% of Investments	Value
Information Technology	24.6%	$11,974,960
Financials	20.1	9,808,970
Industrials	13.2	6,455,679
Materials	9.3	4,508,823
Energy	8.9	4,343,427
Consumer Staples	7.7	3,753,378
Health Care	6.6	3,201,351
Consumer Discretionary	4.9	2,378,153
Communication Services	3.9	1,925,042
Real Estate	0.8	370,060
	100.0%	$48,719,843
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